Intangible Assets and Goodwill - Schedule of Estimated Future Amortization Expense on Acquired Intangibles (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Intangible Assets - Future Amortization [Abstract]
2022	$ 1,818
2023	1,711
2024	783
2025	734
2026	176
Thereafter	77
Net	$ 5,299	$ 7,868